CLOUGH FUNDS TRUST

CLOUGH GLOBAL LONG/SHORT FUND (THE “FUND”)

SUPPLEMENT DATED MAY 15, 2020 TO THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
FEBRUARY 28, 2020, AS SUPPLEMENTED

Effective as of the date of this supplement, the following changes are being made with respect to the Fund.

The following information is added to the end of the first paragraph under the section entitled “FEES AND EXPENSES OF THE FUND” of the Summary Section of the Fund’s Prospectus:

Although the Fund does not impose a sales charge on transactions in Class I shares, you may be required to pay a commission and/or other compensation to your financial intermediary, which is not reflected in the tables or Example below.

The following information is added to the end of the third paragraph under the section entitled “FEES AND EXPENSES OF THE FUND” of the Summary Section of the Fund’s Prospectus:

The Example does not reflect any commissions and/or other compensation that may be paid to financial intermediaries for transactions in Class I Shares.

The following information is added to the end of the third paragraph under the section entitled “BUYING AND REDEEMING SHARES – Share Purchases and Redemptions” of the Fund’s Prospectus:

Class I shares may be available on brokerage platforms offered by intermediaries that have agreed with the Fund’s Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class I shares in these programs may be required to pay a commission and/or other compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

The following information is added to the end of the section entitled “PURCHASE & REDEMPTION OF SHARES – Purchase of Shares” of the Fund’s Statement of Additional Information:

Class I shares may be available on brokerage platforms offered by intermediaries that have agreed with the Fund’s Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class I shares in these programs may be required to pay a commission and/or other compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.